January 2, 2008

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:	Dreyfus Premier Investment Funds, Inc.
File No.: 811-6490

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Semi-Annual period ended October 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6852.

Very truly yours,

/s/ Omar Guerrero
Omar Guerrero
Paralegal

ORG/
Enclosure